DISCONTINUED OPERATIONS (Details Narrative) - Subsequent Event [Member]	Mar. 21, 2024 USD ($)
Debt face amount	$ 2,658,635
Long term debt gross	658,635
Centric Brands LLC [Member]
Procceds from divestiture	2,000,000
MGO Global Inc [Member]
Procceds from divestiture	$ 2,000,000